Trade and Other Receivables - Disclosure of Movement in the Provision for Impairment (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets
Balance at beginning of year	$ 4	$ 2
Impairment loss recognised	1	1
Translation	(1)	1
Balance at end of year	4	4
Non-current loans receivable
Reconciliation of changes in allowance account for credit losses of financial assets
Balance at beginning of year	12	13
Impairment loss recognised	0	1
Reversal of impairment loss	(3)	(3)
Translation	0	1
Balance at end of year	$ 9	$ 12